ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2021
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS
10.	ADVANCES TO SUPPLIERS

	December 31,	December 31,
	2021	2020
Forestry development program and partnerships	1,282,763	1,015,115
Advance to suppliers	59,564	43,162
	1,342,327	1,058,277

Current	59,564	43,162
Non-current	1,282,763	1,015,115

The forestry development program consists of an incentive partnership for regional forest production, where independent producers plant eucalyptus in their own land to supply the agricultural product wood to Company. Suzano provides eucalyptus seedlings, input subsidies and cash advances, and the latter are not subject to valuation at present value since they will be settled, preferably, in forests. In addition, the Company supports producers through technical advice on forest management but does not have joint control over decisions effectively implemented. At the end of the production cycles, the Company has contractually guaranteed the right to make an offer to purchase the forest and/or wood for market value, however, this right does not prevent producers from negotiating the forest and / or wood with other market participants, provided that the incentive amounts are fully paid.